245 Summer Street

Fidelity® Investments

Boston, MA 02210

June 5, 2017

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:	Fidelity Contrafund (the trust): File Nos. 002-25235 and 811-01400 Fidelity Contrafund K6 (the fund(s))

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus and Statement of Additional Information with respect to the above referenced fund do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/ Jonathan Davis

Jonathan Davis

Assistant Treasurer of the Trust